UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-04443
Investment Company Act File Number
Eaton Vance Investment Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
March 31
Date of Fiscal Year End
December 31, 2010
Date of Reporting Period

Item 1. Schedule of Investments

AMT-Free Limited Maturity Municipal Income Fund
Massachusetts Limited Maturity Municipal Income Fund
National Limited Maturity Municipal Income Fund
New Jersey Limited Maturity Municipal Income Fund
New York Limited Maturity Municipal Income Fund
Pennsylvania Limited Maturity Municipal Income Fund

Eaton Vance AMT-Free Limited Maturity Municipal Income Fund	as of December 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.8%

Principal
Amount
(000’s omitted)	Security	Value
Bond Bank — 1.6%
$1,000	Idaho Board Bank Authority, 5.00%, 9/15/22	$1,092,230

		$1,092,230

Education — 11.6%
$500	Delaware County, PA, (Villanova University), 5.00%, 12/1/20	$542,090
180	Indiana University, IN, 5.00%, 8/1/20	199,168
1,500	Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36	1,593,825
500	Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/22	595,315
1,000	Missouri Health and Educational Facilities Authority, (Washington University), 5.25%, 3/15/18	1,179,040
1,000	New York Dormitory Authority, (State University Educational Facilities), 5.25% to 5/15/12 (Put Date), 11/15/23	1,046,250
150	Purdue University, IN, 5.00%, 7/1/21	164,922
450	Purdue University, IN, 5.00%, 7/1/22	495,176
1,000	University of Houston, TX, 5.00%, 2/15/21	1,091,620
1,000	University of Pittsburgh, PA, 5.25%, 9/15/23	1,100,330

		$8,007,736

Electric Utilities — 10.1%
$670	California Department of Water Resource Power Supply, 5.00%, 5/1/22	$713,282
1,000	Connecticut Development Authority, (United Illuminating Co.), 5.75% to 2/1/12 (Put Date), 6/1/26	1,033,390
1,000	Energy Northwest Electric Revenue, WA, (Columbia Station), 5.00%, 7/1/24	1,049,440
500	Maricopa County, AZ, Pollution Control Corp., (Arizona Public Service Co.), 6.00% to 5/1/14 (Put Date), 5/1/29	533,605
800	Massachusetts Development Finance Agency, (Dominion Energy Brayton), 5.75% to 5/1/19 (Put Date), 12/1/42	854,184
1,000	Municipal Electric Authority of Georgia, 5.25%, 1/1/21	1,074,870
500	Puerto Rico Electric Power Authority, 5.00%, 7/1/23	504,000
1,000	Seattle, WA, Municipal Light and Power Revenue, 5.25%, 4/1/20	1,132,290
135	Titus County, TX, Fresh Water Supply District, 4.50%, 7/1/11	136,847

		$7,031,908

General Obligations — 9.6%
$50	Henrico County, VA, (Public Improvements), 5.00%, 12/1/20	$58,555
500	Laguna Beach, CA, Unified School District, (Election 2001), 5.00%, 8/1/22	554,160
1,500	Pasadena, TX, Independent School District, 5.00%, 2/15/28	1,570,965
2,000	Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/17	1,609,020
1,500	Virginia, 5.00%, 6/1/28	1,592,490
645	Will, Grundy, Etc. Counties, IL, Community College District No. 525, 5.50%, 6/1/18	749,864
500	Wilmington, DE, 5.00%, 12/1/25	532,780

		$6,667,834

Hospital — 9.1%
$1,000	California Health Facilities Financing Authority, (Catholic Healthcare), 5.125%, 7/1/22	$1,038,400
1,000	California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 4/1/19	1,051,670
1,000	Fairfax County, VA, Industrial Development Authority, (Inova Health System Hospitals), 5.00%, 5/15/25	1,040,170
1,000	Highlands County, FL, Health Facilities Authority, (Adventist Health), 5.00%, 11/15/20	1,029,540
275	Kent, MI, Hospital Finance Authority, (Spectrum Health), 5.50% to 1/15/15 (Put Date), 1/15/47	308,190
1,365	Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center), 5.00% to 7/1/15 (Put Date), 7/1/39	1,478,227
200	Washington Township, CA, Health Care District Revenue, 5.125%, 7/1/17	209,964
175	Washington Township, CA, Health Care District Revenue, 5.25%, 7/1/18	183,844

		$6,340,005

1

Principal
Amount
(000’s omitted)	Security	Value
Insured-Education — 3.2%
$1,000	New York Dormitory Authority, (New York University), (AMBAC), 5.50%, 7/1/22	$1,143,650
1,000	Texas University Systems Financing Revenue, (AGM), 5.00%, 3/15/21	1,059,920

		$2,203,570

Insured-Electric Utilities — 2.9%
$1,000	Northern Municipal Power Agency, MN, (AGC), 5.00%, 1/1/21	$1,049,320
850	South Carolina Public Service Authority, (AGM), 5.00%, 1/1/20	929,773

		$1,979,093

Insured-General Obligations — 4.1%
$1,000	Massachusetts, (AMBAC), 5.50%, 12/1/23	$1,156,480
500	New York, NY, (AGM), 5.00%, 4/1/22	532,130
1,000	Philadelphia, PA, (AGC), 5.50%, 7/15/16	1,135,320

		$2,823,930

Insured-Other Revenue — 0.7%
$500	Saint Johns County, FL, Industrial Development Authority, (Professional Golf Hall of Fame), (NPFG), 5.00%, 9/1/20	$502,945

		$502,945

Insured-Special Tax Revenue — 4.9%
$1,000	Jefferson, LA, Sales Tax, (AGC), 5.00%, 12/1/21	$1,082,300
700	Mesa, AZ, Street and Highway Revenue, (AGM), 5.00%, 7/1/20	764,421
1,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/23	1,023,170
500	Tamarac, FL, Sales Tax, (FGIC), (NPFG), 5.00%, 4/1/18	517,265

		$3,387,156

Insured-Transportation — 2.2%
$1,000	Idaho Housing and Finance Association, (Grant and Revenue Anticipation Bonds Federal Highway Trust Fund), (AGC), 5.25%, 7/15/21	$1,089,200
420	New Orleans, LA, Aviation Board, (AGC), 6.00%, 1/1/23	462,084

		$1,551,284

Insured-Water and Sewer — 5.2%
$1,000	Bossier City, LA, Utilities Revenue, (BHAC), 5.00%, 10/1/21	$1,082,500
1,000	Portland, OR, Sewer System Revenue, (AGM), 5.00%, 6/15/23	1,071,360
1,000	Sunrise, FL, Utilities Systems, (AMBAC), 5.50%, 10/1/18	1,147,690
250	Tallahassee, FL, Consolidated Utility System, (FGIC), (NPFG), 5.50%, 10/1/19	289,987

		$3,591,537

Nursing Home — 0.2%
$125	Orange County, FL, Health Facilities Authority, (Westminster Community Care Services), 6.50%, 4/1/12	$125,203

		$125,203

Other Revenue — 4.2%
$890	Buckeye, OH, Tobacco Settlement Financing Authority, 5.125%, 6/1/24	$687,863
500	Florida Board of Education, 5.00%, 7/1/19	553,800
1,000	New York, NY, Transitional Finance Authority, (Building Aid), 5.25%, 1/15/27	1,039,500
530	Virginia Public Building Authority, Public Facilities Revenue, 5.25%, 8/1/20	603,739

		$2,884,902

Pooled Loans — 2.3%
$1,500	New Jersey Higher Education Assistance Authority, 5.00%, 6/1/16	$1,623,180

		$1,623,180

Senior Living/Life Care — 0.9%
$275	Massachusetts Development Finance Agency, (Carleton-Willard Village), 5.25%, 12/1/25	$265,394
590	North Miami, FL, Health Care Facilities Authority, (Imperial Club), 6.125%, 1/1/42(1)	328,571

		$593,965

2

Principal
Amount
(000’s omitted)	Security	Value
Special Tax Revenue — 7.3%
$1,000	Alabama Public School & College Authority, 5.00%, 5/1/19	$1,126,500
385	Arbor Greene, FL, Community Development District, 5.00%, 5/1/19	377,273
500	California Economic Recovery, 5.00%, 7/1/18	554,525
75	Covington Park, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/21	74,161
65	Dupree Lakes, FL, Community Development District, 5.00%, 5/1/12	60,626
165	Dupree Lakes, FL, Community Development District, 6.83%, 11/1/15	158,793
40	Fish Hawk, FL, Community Development District II, 7.04%, 11/1/14	39,004
500	Mahoning County, OH, (Sales Tax), 5.60%, 12/1/11	513,710
25	New River, FL, Community Development District, (Capital Improvements), Series 2010A-1, 5.75% (0.00% to 11/1/12), 5/1/38	14,717
60	New River, FL, Community Development District, (Capital Improvements), Series 2010A-2, 5.75% (0.00% to 11/1/14), 5/1/38	21,973
40	New River, FL, Community Development District, (Capital Improvements), Series 2010B-1, 5.00% (0.00% to 11/1/12), 5/1/15	31,967
45	New River, FL, Community Development District, (Capital Improvements), Series 2010B-2, 5.00% (0.00% to 11/1/13), 5/1/18	17,248
35	New River, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/13(2)	0
255	North Springs, FL, Improvement District, (Heron Bay), 7.00%, 5/1/19	255,089
140	North Springs, FL, Improvement District, (Heron Bay North Assessment Area), 5.00%, 5/1/14	126,428
100	Poinciana West, FL, West Community Development District, 5.875%, 5/1/22	90,235
1,365	Scottsdale, AZ, Municipal Property Corp., Excise Tax Revenue, 5.00%, 7/1/26	1,486,048
20	Sterling Hill, FL, Community Development District, (Capital Improvements), 5.10%, 5/1/11(2)	5,780
105	Sterling Hill, FL, Community Development District, (Capital Improvements), 5.50%, 11/1/10(2)	73,437

		$5,027,514

Student Loan — 1.4%
$1,000	Iowa Student Loan Liquidity Corp., 5.25%, 12/1/22	$1,006,390

		$1,006,390

Transportation — 12.2%
$1,000	Charlotte, NC, Airport Revenue, 5.00%, 7/1/21	$1,065,370
1,000	Maryland Transportation Authority, 5.00%, 7/1/20	1,128,270
500	Massachusetts Department of Transportation, (Metropolitan Highway System Revenue), 5.00%, 1/1/20	542,200
1,250	North Texas Tollway Authority, (Dallas North Tollway System Revenue), 6.00%, 1/1/23	1,336,687
1,000	Ohio Major New State Infrastructure Project Revenue, 5.75%, 6/15/19	1,164,330
1,000	Phoenix, AZ, Civic Improvements Corp., 5.00%, 7/1/21	1,049,050
1,000	Port Authority of New York and New Jersey, 5.00%, 7/15/23	1,061,770
1,000	Texas Transportation Commission First Tier, 5.00%, 4/1/21	1,102,530

		$8,450,207

Water and Sewer — 5.1%
$750	Austin, TX, Water and Wastewater System Revenue, 5.00%, 11/15/21	$820,523
1,000	Fairfax County, VA, Water Revenue, 5.25%, 4/1/23	1,158,460
750	Massachusetts Water Pollution Abatement Trusts, 5.00%, 8/1/21	845,985
670	New York, NY, Municipal Water Finance Authority, 5.00%, 6/15/21	726,695

		$3,551,663

Total Tax-Exempt Investments — 98.8% (identified cost $65,984,941)		$68,442,252

Other Assets, Less Liabilities — 1.2%		$846,220

Net Assets — 100.0%		$69,288,472

3

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

At December 31, 2010, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

		Massachusetts	10.6%
		Texas	10.3%
		Others, representing less than 10% individually	77.9%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2010, 23.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.2% to 7.0% of total investments.

(1)		Security is in default and making only partial interest payments.

(2)		Defaulted bond.

The Fund did not have any financial instruments outstanding at December 31, 2010.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$65,940,767

Gross unrealized appreciation	$3,442,241
Gross unrealized depreciation	(940,756)

Net unrealized appreciation	$2,501,485

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2010, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$68,442,252	$—	$68,442,252

Total Investments	$—	$68,442,252	$—	$68,442,252

The Fund held no investments or other financial instruments as of March 31, 2010 whose fair value was determined using Level 3 inputs. At December 31, 2010, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance Massachusetts Limited Maturity Municipal Income Fund	as of December 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 97.9%

Principal
Amount
(000’s omitted)	Security	Value
Education — 16.4%
$1,000	Massachusetts Health and Educational Facilities Authority, (Boston College), 5.375%, 6/1/14	$1,089,730
1,000	Massachusetts Health and Educational Facilities Authority, (College of the Holy Cross), 5.00%, 9/1/20	1,093,370
1,055	Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36	1,120,990
1,000	Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.375%, 7/1/17	1,188,390
1,645	Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/22(1)	1,958,586
100	Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.00%, 8/15/18	114,766
200	Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.25%, 8/15/19	228,474
150	Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.25%, 8/15/20	168,854
750	Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.50%, 8/15/15	870,000
1,000	Massachusetts Health and Educational Facilities Authority, (Williams College), 5.00%, 7/1/23	1,063,650
1,000	University of Massachusetts Building Authority, 5.00%, 5/1/20	1,122,310

		$10,019,120

Electric Utilities — 2.6%
$500	Massachusetts Development Finance Agency, (Devens Electric System), 5.75%, 12/1/20	$501,955
1,000	Massachusetts Development Finance Agency, (Dominion Energy Brayton), 5.75% to 5/1/19 (Put Date), 12/1/42	1,067,730

		$1,569,685

Escrowed/Prerefunded — 13.2%
$750	Falmouth, Prerefunded to 2/1/12, 5.25%, 2/1/16	$795,345
580	Massachusetts Development Finance Agency, (Massachusetts College of Pharmacy), Escrowed to Maturity, 5.00%, 7/1/11	593,537
1,000	Massachusetts Development Finance Agency, (Milton Academy), Prerefunded to 9/1/13, 5.00%, 9/1/19	1,104,370
2,000	Massachusetts State Federal Highway Grant Anticipation Notes, Escrowed to Maturity, 0.00%, 6/15/15	1,830,300
515	Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/13	535,785
2,100	Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	2,412,165
680	Massachusetts Water Pollution Abatement Trust, Escrowed to Maturity, 5.25%, 8/1/14	746,001

		$8,017,503

General Obligations — 8.0%
$500	Burlington, 5.00%, 2/1/15	$567,845
500	Burlington, 5.00%, 2/1/16	578,990
1,000	Manchester Essex Regional School District, 5.00%, 1/15/20	1,122,670
1,100	Wellesley, 5.00%, 6/1/16	1,281,368
1,150	Wellesley, 5.00%, 6/1/17	1,348,226

		$4,899,099

Hospital — 8.2%
$500	Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center), 5.00% to 7/1/15 (Put Date), 7/1/39	$541,475
600	Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center), 5.75%, 7/1/14	626,094
865	Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center), 5.75%, 7/1/15	898,475
1,000	Massachusetts Health and Educational Facilities Authority, (Dana-Farber Cancer Institute), 5.25%, 12/1/24	1,039,790

1

Principal
Amount
(000’s omitted)	Security	Value
$750	Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/18	$821,288
1,000	Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/22	1,048,670

		$4,975,792

Industrial Development Revenue — 1.1%
$745	Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	$650,944

		$650,944

Insured-Education — 2.2%
$215	Massachusetts Development Finance Agency, (Simmons College), (XLCA), 5.25%, 10/1/21	$215,157
1,000	University of Massachusetts Building Authority, (AMBAC), 5.25%, 11/1/13	1,100,340

		$1,315,497

Insured-Electric Utilities — 7.1%
$1,000	Massachusetts Power Supply System, (Municipal Wholesale Electric Co.), (NPFG), 5.25%, 7/1/12	$1,044,890
1,000	Massachusetts Power Supply System, (Municipal Wholesale Electric Co.), (NPFG), 5.25%, 7/1/13	1,038,780
2,000	Puerto Rico Electric Power Authority, (NPFG), 5.50%, 7/1/18	2,223,520

		$4,307,190

Insured-Escrowed/Prerefunded — 2.9%
$1,000	Boston, (NPFG), Prerefunded to 2/1/12, 5.00%, 2/1/19	$1,048,160
635	Massachusetts Turnpike Authority, (FGIC), Escrowed to Maturity, 5.125%, 1/1/23	728,421

		$1,776,581

Insured-General Obligations — 6.9%
$3,105	Boston, (NPFG), 0.125%, 3/1/22	$1,993,907
1,000	Massachusetts, (AMBAC), 5.00%, 7/1/12	1,064,750
1,000	Massachusetts, (NPFG), 5.25%, 8/1/22	1,145,930

		$4,204,587

Insured-Hospital — 2.5%
$500	Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare), (AGC), 5.00%, 11/15/21	$510,605
1,000	Massachusetts Health and Educational Facilities Authority, (Caregroup Healthcare System), (NPFG), 5.25%, 7/1/21	1,014,230

		$1,524,835

Insured-Special Tax Revenue — 3.9%
$1,600	Massachusetts, Special Obligation, (AGM), 5.50%, 6/1/21	$1,893,536
500	Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/29	514,145

		$2,407,681

Insured-Transportation — 1.7%
$1,000	Puerto Rico Highway and Transportation Authority, (AGM), 5.50%, 7/1/11	$1,021,400

		$1,021,400

Insured-Water and Sewer — 1.9%
$1,000	Massachusetts Water Resources Authority, (AGM), 5.50%, 8/1/22	$1,173,450

		$1,173,450

Other Revenue — 2.7%
$1,000	Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/23	$1,037,670
500	Massachusetts Health and Educational Facilities Authority, (Woods Hole Oceanographic), 5.25%, 6/1/18	581,300

		$1,618,970

2

Principal
Amount
(000’s omitted)	Security	Value
Senior Living/Life Care — 1.7%
$555	Massachusetts Development Finance Agency, (Berkshire Retirement), 5.60%, 7/1/19	$555,028
275	Massachusetts Development Finance Agency, (Carleton-Willard Village), 5.25%, 12/1/25	265,394
240	Massachusetts Development Finance Agency, (Volunteers of America), 5.00%, 11/1/17	220,615

		$1,041,037

Solid Waste — 1.6%
$1,000	Massachusetts Industrial Finance Agency, (Ogden Haverhill), (AMT), 5.50%, 12/1/13	$1,001,670

		$1,001,670

Special Tax Revenue — 7.1%
$500	Massachusetts, Special Obligation, 5.00%, 6/1/14	$558,635
1,000	Massachusetts Bay Transportation Authority, 5.25%, 7/1/19	1,166,980
1,280	Massachusetts Bay Transportation Authority, 5.25%, 7/1/26	1,421,926
1,000	Massachusetts Bay Transportation Authority, Sales Tax, 5.25%, 7/1/16	1,165,920

		$4,313,461

Transportation — 0.9%
$500	Massachusetts Department of Transportation, (Metropolitan Highway System Revenue), 5.00%, 1/1/20	$542,200

		$542,200

Water and Sewer — 5.3%
$450	Boston Water and Sewer Commission, 5.00%, 11/1/20	$513,590
1,000	Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/21	1,149,150
1,000	Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/25	1,083,700
500	Massachusetts Water Pollution Abatement Trust, 5.25%, 2/1/12	514,070

		$3,260,510

Total Tax-Exempt Investments — 97.9% (identified cost $56,820,538)		$59,641,212

Other Assets, Less Liabilities — 2.1%		$1,255,947

Net Assets — 100.0%		$60,897,159

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2010, 29.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.4% to 16.8% of total investments.

(1)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

3

A summary of open financial instruments at December 31, 2010 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
3/11	20 U.S. 10-Year Treasury Note	Short	$(2,484,149)	$(2,408,750)	$75,399
3/11	28 U.S. 30-Year Treasury Bond	Short	(3,509,540)	(3,419,500)	90,040

					$165,439

At December 31, 2010, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $165,439.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$56,793,542

Gross unrealized appreciation	$3,152,718
Gross unrealized depreciation	(305,048)

Net unrealized appreciation	$2,847,670

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2010, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$59,641,212	$—	$59,641,212

Total Investments	$—	$59,641,212	$—	$59,641,212

Futures Contracts	$165,439	$—	$—	$165,439

Total	$165,439	$59,641,212	$—	$59,806,651

The Fund held no investments or other financial instruments as of March 31, 2010 whose fair value was determined using Level 3 inputs. At December 31, 2010, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance National Limited Maturity Municipal Income Fund	as of December 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.6%

Principal
Amount
(000’s omitted)	Security	Value
Cogeneration — 0.1%
$475	Pennsylvania Economic Development Financing Authority, (Resource Recovery-Colver), (AMT), 5.125%, 12/1/15	$443,013
570	Western Generation Agency, OR, (Wauna Cogeneration), (AMT), 5.00%, 1/1/12	569,077

		$1,012,090

Education — 2.7%
$500	California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/27	$505,740
500	California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/25	504,550
2,000	Illinois Educational Facility Authority, (Art Institute of Chicago), 4.45% to 3/1/15 (Put Date), 3/1/34	2,103,500
250	Maryland Health and Higher Educational Facilities Authority, (Washington Christian Academy), 5.25%, 7/1/18(1)	107,100
410	Maryland Industrial Development Financing Authority, (Our Lady of Good Counsel High School), 5.50%, 5/1/20	403,510
2,555	Missouri State Health and Educational Facilities Authority, (St. Louis University), 5.50%, 10/1/16	3,001,946
2,500	New Jersey Educational Facilities Authority, (University of Medicine and Dentistry of New Jersey), 7.125%, 12/1/23	2,819,275
500	Ohio Higher Educational Facility Commission, (John Carroll University), 5.00%, 11/15/13	540,780
250	Ohio State University General Receipts, 5.00%, 12/1/23	269,080
500	University of California, 5.00%, 5/15/21	547,965
1,700	University of Illinois, 0.00%, 4/1/15	1,519,154
1,000	University of Illinois, 0.00%, 4/1/16	846,830
5,245	University of Texas, 5.25%, 7/1/26	5,902,933

		$19,072,363

Electric Utilities — 8.6%
$4,235	American Municipal Power-Ohio, Inc., (Meldahl Hydroelectric Project), 5.00%, 2/15/21	$4,373,400
6,705	California Department of Water Resource Power Supply, 5.00%, 5/1/22	7,138,143
2,000	Chesterfield County, VA, Economic Development Authority, (Virginia Electric and Power Co.), 5.00%, 5/1/23	2,074,360
500	Los Angeles, CA, Department of Water and Power Revenue, 5.25%, 7/1/23	540,545
3,200	Massachusetts Development Finance Agency, (Dominion Energy Brayton), 5.75% to 5/1/19 (Put Date), 12/1/42	3,416,736
3,000	Michigan Strategic Fund Limited Obligation Revenue, (Detroit Edison Co.), 5.625%, 7/1/20	3,128,910
2,000	Municipal Electric Authority of Georgia, 5.25%, 1/1/21	2,149,740
3,500	Navajo County, AZ, Pollution Control Corp., 5.50% to 6/1/14 (Put Date), 6/1/34	3,721,165
3,500	Navajo County, AZ, Pollution Control Corp., 5.75% to 6/1/16 (Put Date), 6/1/34	3,720,710
2,500	New Hampshire Business Finance Authority Pollution Control, (Central Maine Power Co.), 5.375%, 5/1/14	2,677,875
3,000	New Hampshire Business Finance Authority Pollution Control, (United Illuminating Co.), (AMT), 7.125% to 2/1/12 (Put Date), 7/1/27	3,095,940
700	Ohio Air Quality Development Authority, (First Energy), 5.625%, 6/1/18	743,722
6,500	Rapides Finance Authority, LA, (Cleco Power LLC), (AMT), 5.25% to 3/1/13 (Put Date), 11/1/37	6,822,465
3,000	Rapides Finance Authority, LA, (Cleco Power LLC), (AMT), 6.00% to 10/1/11 (Put Date), 10/1/38	3,077,160
1,250	Sam Rayburn, TX, Municipal Power Agency, Power Supply System, 6.00%, 10/1/16	1,300,787
1,365	Titus County, TX, Fresh Water Supply District, 4.50%, 7/1/11	1,383,673
8,500	Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	8,646,030
2,500	Wake County, NC, Industrial Facilities and Pollution Control Financing Authority, (Carolina Power and Light Co.), 5.375%, 2/1/17	2,628,725

		$60,640,086

Escrowed/Prerefunded — 2.6%
$250	California Department of Water Resource Power Supply, Prerefunded to 5/1/12, 5.125%, 5/1/18	$266,998
430	California Statewide Communities Development Authority, (San Gabriel Valley), Escrowed to Maturity, 5.50%, 9/1/14	468,369

Principal
Amount
(000’s omitted)	Security	Value
$45	Highlands County, FL, Health Facilities Authority, (Adventist Bolingbrook), Escrowed to Maturity, 5.00%, 11/15/16	$52,620
65	Highlands County, FL, Health Facilities Authority, (Adventist Bolingbrook), Prerefunded to 11/15/16, 5.125%, 11/15/20	76,456
85	Highlands County, FL, Health Facilities Authority, (Adventist Bolingbrook), Prerefunded to 11/15/16, 5.125%, 11/15/22	99,981
3,000	Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	3,445,950
2,000	Michigan Hospital Finance Authority, (Henry Ford Health System), Prerefunded to 3/1/13, 5.50%, 3/1/14	2,192,620
1,235	New Jersey Educational Facilities Authority, (Steven’s Institute of Technology), Escrowed to Maturity, 5.00%, 7/1/12	1,313,818
1,195	North Carolina Eastern Municipal Power Agency, Escrowed to Maturity, 4.00%, 1/1/18	1,298,726
500	Ohio State University General Receipts, Prerefunded to 12/1/12, 5.25%, 12/1/17	543,445
430	Ohio State Water Development Authority, (Drinking Water), Prerefunded to 12/1/12, 5.50%, 12/1/14	469,147
2,000	Orange County, FL, Health Facilities Authority, (Adventist Health System), Prerefunded to 11/15/12, 5.25%, 11/15/18	2,166,700
5,000	Triborough Bridge and Tunnel Authority, NY, Escrowed to Maturity, 5.50%, 1/1/17	5,684,650

		$18,079,480

General Obligations — 10.0%
$5,335	Baltimore County, MD, 4.00%, 8/1/22	$5,563,711
1,000	Chemeketa, OR, Community College District, 5.50%, 6/15/22	1,122,420
395	Franklin County, OH, 5.00%, 12/1/12	427,722
2,220	Gwinnett County, GA, School District, 5.00%, 2/1/26	2,406,058
5,400	Gwinnett County, GA, School District, 5.00%, 2/1/29	5,716,818
500	Hamilton, OH, School District, 6.15%, 12/1/15	594,810
10,000	Maryland State and Local Facilities, 5.00%, 8/1/18	11,517,200
2,985	Michigan, 6.00%, 11/1/22	3,311,022
685	New York, NY, 5.625%, 12/1/13	718,051
1,975	Norfolk, VA, 4.00%, 10/1/21	2,048,115
1,805	Norfolk, VA, 4.00%, 10/1/22	1,844,439
2,615	Norfolk, VA, 4.00%, 10/1/23	2,631,265
10,000	North Carolina, 5.00%, 5/1/22	11,509,200
750	Palo Alto, CA, (Election of 2008), 5.00%, 8/1/28	785,153
15,320	Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/23	8,592,528
10,000	Wake County, NC, 5.00%, 3/1/24	11,333,600

		$70,122,112

Health Care-Miscellaneous — 0.0%(2)
$192	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.00%, 12/1/36(3)	$197,238

		$197,238

Hospital — 8.0%
$7,000	California Health Facilities Financing Authority, (Catholic Healthcare), 5.125%, 7/1/22	$7,268,800
500	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 11/15/16	535,625
500	California Health Facilities Financing Authority, (Scripps Health), 5.00%, 10/1/21	512,880
640	California Statewide Communities Development Authority, (Huntington Memorial Hospital), 5.00%, 7/1/21	634,336
500	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 7/1/18	525,180
500	California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 4/1/19	525,835
3,000	Cuyahoga County, OH, (Cleveland Clinic Health System), 6.00%, 1/1/17	3,268,950
6,000	Dauphin County, PA, General Authority Health System, (Pinnacle Health System), 5.75%, 6/1/20	6,412,020
2,500	Henderson, NV, Health Care Facilities, (Catholic Healthcare West), 5.00%, 7/1/13	2,653,050
1,205	Highlands County, FL, Health Facilities Authority, (Adventist Bolingbrook), 5.00%, 11/15/16	1,330,416
1,860	Highlands County, FL, Health Facilities Authority, (Adventist Bolingbrook), 5.125%, 11/15/20	1,936,837
2,835	Highlands County, FL, Health Facilities Authority, (Adventist Bolingbrook), 5.125%, 11/15/22	2,896,491
2,760	Kent, MI, Hospital Finance Authority, (Spectrum Health), 5.50% to 1/15/15 (Put Date), 1/15/47	3,093,104
1,000	Lexington County, SC, (Health Services, Inc.), 5.00%, 11/1/15	1,094,030

Principal
Amount
(000’s omitted)	Security	Value
$1,250	Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/22	$1,310,838
7,470	Michigan Hospital Finance Authority, (Ascension Health Care), 5.00% to 11/1/12 (Put Date), 11/1/27(4)	7,957,492
1,000	Michigan Hospital Finance Authority, (Memorial Healthcare Center), 5.875%, 11/15/21	1,001,140
2,000	Michigan Hospital Finance Authority, (Oakwood Obligations Group), 5.00%, 7/15/12	2,078,980
1,750	Michigan Hospital Finance Authority, (Oakwood Obligations Group), 5.00%, 7/15/13	1,840,265
1,905	New York Dormitory Authority, (NYU Hospital Center), 5.25%, 7/1/24	1,914,373
955	Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.125%, 10/1/26	918,672
970	Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.375%, 10/1/23	991,311
85	Richland County, OH, Hospital Facilities, (Medcentral Health Systems), 6.375%, 11/15/22	85,934
200	San Benito, CA, Health Care District, 5.375%, 10/1/12	199,488
2,000	South Carolina Jobs Economic Development Authority, (Palmetto Health Alliance), 6.00%, 8/1/12	2,106,200
1,000	University of Kansas Hospital Authority, 5.00%, 9/1/16	1,124,540
250	Washington Township, CA, Health Care District Revenue, 5.50%, 7/1/19	262,810
1,750	Washington Township, CA, Health Care District Revenue, 5.75%, 7/1/24	1,777,020

		$56,256,617

Housing — 0.2%
$560	Georgia Private Colleges and Universities Authority, Student Housing Revenue, (Mercer Housing Corp.), 6.00%, 6/1/31	$523,169
620	Sandoval County, NM, MFMR, 6.00%, 5/1/32(3)	507,569
95	Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/49(1)	56,861

		$1,087,599

Industrial Development Revenue — 7.7%
$1,500	Dallas-Fort Worth, TX, International Airport Facilities Improvements Corp., (AMT), 9.00% to 5/1/15 (Put Date), 5/1/29	$1,550,985
2,000	Gulf Coast, TX, Waste Disposal Authority, (Waste Management), (AMT), 4.55%, 4/1/12	2,024,140
9,990	New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	10,016,973
1,000	Michigan Strategic Fund, (Waste Management, Inc.), (AMT), 4.50%, 12/1/13	1,015,400
5,650	Mission, TX, Economic Development Corp., (Allied Waste Industries), (AMT), 5.20%, 4/1/18	5,689,211
1,420	Mississippi Business Finance Corp., (Air Cargo), (AMT), 7.25%, 7/1/34	1,146,224
1,440	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.25%, 9/15/19	1,387,051
1,560	New Jersey Economic Development Authority, (New Jersey American Water Co., Inc.), (AMT), 5.10%, 6/1/23	1,552,840
3,000	New York, NY, Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 7.50%, 8/1/16	3,080,580
2,750	New York, NY, Industrial Development Agency, (Terminal One Group), (AMT), 5.50%, 1/1/14	2,931,198
5,000	New York, NY, Industrial Development Agency, (Terminal One Group), (AMT), 5.50%, 1/1/15	5,366,400
1,950	Ohio Water Development Authority, Solid Waste Disposal, (Allied Waste North America, Inc.), (AMT), 5.15%, 7/15/15	1,966,575
7,000	St. John Baptist Parish, LA, (Marathon Oil Corp.), 5.125%, 6/1/37	6,393,030
3,325	Toledo-Lucas County, OH, Port Authority, (Cargill, Inc.), 4.50%, 12/1/15	3,513,926
7,915	Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	6,915,731

		$54,550,264

Insured-Education — 1.5%
$475	California Educational Facilities Authority, (San Diego University), (AMBAC), 0.00%, 10/1/15	$402,767
500	California Educational Facilities Authority, (Santa Clara University), (NPFG), 5.00%, 9/1/23	529,915
2,025	New York Dormitory Authority, (Educational Housing Services), (AMBAC), 5.25%, 7/1/21	2,088,504
5,150	New York Dormitory Authority, (Rochester Institute of Technology), (AMBAC), 5.25%, 7/1/22	5,549,022
2,000	New York Dormitory Authority, (SUNY), (XLCA), 5.25% to 7/1/13 (Put Date), 7/1/32	2,145,320

		$10,715,528

Insured-Electric Utilities — 3.6%
$1,200	California Pollution Control Financing Authority, (Pacific Gas and Electric Co.), (NPFG), (AMT), 5.35%, 12/1/16	$1,231,728
5,335	California Pollution Control Financing Authority, (Pacific Gas and Electric Co.), Series B, (FGIC), (AMT), 4.75%, 12/1/23	5,150,409

Principal
Amount
(000’s omitted)	Security	Value
$600	California Pollution Control Financing Authority, (San Diego Gas and Electric), (NPFG), 5.90%, 6/1/14	$671,094
8,000	Hillsborough County, FL, Industrial Development Authority, Pollution Control Revenue, (Tampa Electric Co.), (AMBAC), 5.00% to 3/15/12 (Put Date), 12/1/34	8,286,160
3,000	Illinois Municipal Electric Agency Power Supply, (FGIC), (NPFG), 5.25%, 2/1/16	3,310,620
4,225	Long Island Power Authority, NY, (FGIC), (NPFG), 5.00%, 12/1/19	4,486,908
500	Northern California Power Agency, (Hydroelectric), (AGC), 5.00%, 7/1/24	510,025
500	Puerto Rico Electric Power Authority, (NPFG), 5.50%, 7/1/18	555,880
1,000	Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/18	1,100,240

		$25,303,064

Insured-Escrowed/Prerefunded — 2.2%
$425	Metropolitan Transportation Authority, NY, Commuter Facilities, (AMBAC), Escrowed to Maturity, 5.00%, 7/1/20	$426,271
1,000	Metropolitan Transportation Authority, NY, Transit Facilities, (FGIC), Prerefunded to 10/1/15, 4.50%, 4/1/18	1,136,780
1,000	Missouri Development Finance Board Cultural Facility, (Nelson Gallery Foundation), (NPFG), Prerefunded to 12/1/11, 5.25%, 12/1/14	1,044,470
3,000	Montgomery, AL, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (NPFG), Prerefunded to 11/15/14, 5.00%, 11/15/17	3,408,660
2,000	Montgomery, AL, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (NPFG), Prerefunded to 11/15/14, 5.00%, 11/15/18	2,272,440
1,000	Montgomery, AL, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (NPFG), Prerefunded to 11/15/14, 5.00%, 11/15/22	1,136,220
5,000	Montgomery, AL, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (NPFG), Prerefunded to 11/15/14, 5.00%, 11/15/24	5,681,100
350	Ohio Higher Educational Facilities Authority, (Xavier University), (CIFG), Prerefunded to 5/1/16, 5.00%, 5/1/22	405,699

		$15,511,640

Insured-General Obligations — 8.1%
$400	Barstow, CA, Unified School District, (FGIC), (NPFG), 5.25%, 8/1/18	$419,264
8,000	Boston, MA, (NPFG), 0.125%, 3/1/22	5,137,280
885	Byron Center, MI, Public Schools, (AGM), 3.50%, 5/1/23	775,711
1,455	Byron Center, MI, Public Schools, (AGM), 3.625%, 5/1/24	1,265,283
3,000	Cincinnati, OH, School District, (FGIC), (NPFG), 5.25%, 12/1/30	3,181,710
265	Clinton Massie, OH, Local School District, (AMBAC), 0.00%, 12/1/11	262,207
1,080	Fillmore, CA, Unified School District, (FGIC), (NPFG), 0.00%, 7/1/15	925,754
760	Fresno, CA, Unified School District, (NPFG), 5.80%, 2/1/16	853,670
1,000	Hilliard, OH, School District, (FGIC), (NPFG), 0.00%, 12/1/14	922,720
500	Hillsborough Township, NJ, School District, (AGM), 5.375%, 10/1/18	594,370
5,000	Jackson Township, NJ, School District, (Baptist Healthcare Systems), (NPFG), 5.25%, 6/15/23	5,629,800
1,055	Linn County, OR, Community School District No. 9, (Lebanon), (FGIC), (NPFG), 5.25%, 6/15/21	1,211,794
625	Linn County, OR, Community School District No. 9, (Lebanon), (FGIC), (NPFG), 5.25%, 6/15/22	713,400
10,000	Miami, FL, (Homeland Defense), (NPFG), 5.00%, 1/1/19	10,369,400
5,105	New Orleans, LA, (NPFG), 5.25%, 12/1/15	5,625,557
3,440	Philadelphia, PA, (AGC), 5.25%, 7/15/15	3,841,620
3,000	San Mateo County, CA, Community College District, (Election of 2005), (NPFG), 0.00%, 9/1/22	1,635,720
175	Scioto Valley and Ross County, OH, School District, (FGIC), (NPFG), 0.00%, 12/1/11	172,581
1,900	Springfield, OH, City School District, (AMBAC), 4.30%, 12/1/14	1,972,561
1,000	St. Louis, MO, Board of Education, (AGM), 0.00%, 4/1/16	881,960
500	Strongsville, OH, City School District, (NPFG), 5.375%, 12/1/12	544,120
670	Upper Arlington, OH, City School District, (AGM), 5.00%, 12/1/21	708,753
10,000	Washington, (AMBAC), 0.00%, 12/1/22	5,957,400
4,275	West Virginia, (FGIC), (NPFG), 0.00%, 11/1/21	2,752,972
460	Wyoming School District, (FGIC), (NPFG), 5.75%, 12/1/17	536,162

		$56,891,769

Insured-Hospital — 1.6%
$500	Cuyahoga County, OH, (MetroHealth System), (NPFG), 5.50%, 2/15/12	$522,350
1,000	Harris County, TX, Hospital District, (NPFG), 5.00%, 2/15/11	1,004,900

Principal
Amount
(000’s omitted)	Security	Value
$1,000	Harris County, TX, Hospital District, (NPFG), 5.00%, 2/15/12	$1,042,150
1,000	Harris County, TX, Hospital District, (NPFG), 5.00%, 2/15/13	1,064,460
500	Harris County, TX, Hospital District, (NPFG), 5.00%, 2/15/14	541,440
3,405	Waco, TX, Health Facilities Development Corp., (Hillcrest Health System), (NPFG), 5.00%, 8/1/19	3,544,707
3,745	Waco, TX, Health Facilities Development Corp., (Hillcrest Health System), (NPFG), 5.00%, 8/1/20	3,848,699

		$11,568,706

Insured-Industrial Development Revenue — 0.1%
$345	Akron, OH, Economic Development, (NPFG), 6.00%, 12/1/12	$364,379

		$364,379

Insured-Lease Revenue/Certificates of Participation — 0.4%
$440	California State Public Works Board, (Department of Corrections), (AMBAC), 5.25%, 12/1/13	$460,636
500	Ohio Building Authority, (AGM), 5.50%, 10/1/11	519,055
2,100	Texas Public Finance Authority, (NPFG), 0.00%, 2/1/12	2,072,637

		$3,052,328

Insured-Other Revenue — 1.8%
$10,285	Citizens Property Insurance Corp., FL, (Senior Secured High Risk Account), (NPFG), 5.00%, 3/1/13	$10,765,309
500	Cleveland, OH, Parking Facilities, (AGM), 5.25%, 9/15/20	526,580
1,000	Louisiana Public Facility Authority, (Roman Catholic Church of New Orleans), (CIFG), 5.00%, 7/1/19	1,029,670

		$12,321,559

Insured-Pooled Loans — 2.5%
$5,000	Louisiana Public Facility Authority, (Hurricane Recovery), (AMBAC), 5.00%, 6/1/19	$5,213,900
13,440	Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.60%, 1/1/22	12,658,061

		$17,871,961

Insured-Special Tax Revenue — 5.3%
$3,000	Arlington, TX, (Dallas Cowboys), (NPFG), 5.00%, 8/15/34	$3,003,990
5,000	Denver, CO, City and County, Excise Tax Revenue, (AGC), 6.00%, 9/1/23	5,602,700
6,040	Denver, CO, Convention Center, (XLCA), 5.25%, 12/1/22	5,628,676
10,000	Garden State Preservation Trust, NJ, Open Space and Farmland, (AGM), 5.25%, 11/1/20	11,540,300
5,000	Massachusetts, Special Obligation, (AGM), 5.50%, 6/1/21	5,917,300
4,920	Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/29	5,059,187
250	Puerto Rico Infrastructure Financing Authority, (FGIC), 5.50%, 7/1/19	257,872
500	San Mateo County, CA, Transportation District, (NPFG), 5.25%, 6/1/17	570,850

		$37,580,875

Insured-Student Loan — 0.8%
$5,610	Maine Educational Loan Authority, (AGC), 5.625%, 12/1/27	$5,658,302

		$5,658,302

Insured-Transportation — 5.1%
$2,295	Chicago, IL, O’Hare International Airport, (NPFG), (AMT), 5.75%, 1/1/17	$2,355,680
1,000	Denver, CO, City and County Airport, (AGM), (AMT), 5.00%, 11/15/11	1,036,780
1,000	Houston, TX, Airport System, (FGIC), (NPFG), (AMT), 5.50%, 7/1/12	1,043,240
1,045	Idaho Housing and Finance Association, (Grant and Revenue Anticipation Bonds Federal Highway Trust Fund), (AGC), 5.25%, 7/15/21	1,138,214
1,000	Idaho Housing and Finance Association, (Grant and Revenue Anticipation Bonds Federal Highway Trust Fund), (AGC), 5.25%, 7/15/25	1,046,830
2,000	Kenton County, KY, (Cincinnati/Northern Kentucky Airport), (NPFG), (AMT), 5.625%, 3/1/13	2,070,800
8,125	Miami-Dade County, FL, Aviation, (NPFG), (AMT), 5.25%, 10/1/15	8,865,512
1,000	Miami-Dade County, FL, Aviation, (Miami International Airport), (FGIC), (NPFG), (AMT), 5.50%, 10/1/13	1,061,290
2,000	Minneapolis and St. Paul, MN, Metropolitan Airport Commission, (FGIC), (NPFG), (AMT), 5.25%, 1/1/11	2,000,000
10,000	New Jersey Transportation Trust Fund Authority, (AGC), 0.00%, 12/15/24	4,424,000
5,000	New Jersey Transportation Trust Fund Authority, (FGIC), (NPFG), 5.50%, 12/15/20	5,472,350
1,040	New Orleans, LA, Aviation Board, (AGC), 6.00%, 1/1/23	1,144,208

Principal
Amount
(000’s omitted)	Security	Value
$1,750	Ohio Turnpike Commission, (FGIC), (NPFG), 5.50%, 2/15/18	$2,016,263
715	Port of Oakland, CA, (NPFG), (AMT), 5.00%, 11/1/21	696,460
1,000	Port of Seattle, WA, (NPFG), (AMT), 6.00%, 2/1/11	1,004,340
675	San Jose, CA, Airport Revenue, (AMBAC), (AMT), 5.50%, 3/1/18	730,343

		$36,106,310

Insured-Water and Sewer — 1.4%
$3,125	Kansas City, MO, Water Revenue, (BHAC), 5.00%, 12/1/23	$3,359,094
3,250	Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/29	3,459,365
2,425	Sunrise, FL, Utilities Systems, (AMBAC), Escrowed to Maturity, 5.50%, 10/1/18	2,783,148

		$9,601,607

Lease Revenue/Certificates of Participation — 2.3%
$500	California Public Works, (University of California), 5.25%, 6/1/20	$547,840
5,265	Charleston, SC, Educational Excellence Finance Corp., (Charleston County School District Project), 5.00%, 12/1/20	5,658,875
2,240	Lexington County, SC, One School Facilities Corp., 5.00%, 12/1/20	2,343,219
1,945	Lexington County, SC, One School Facilities Corp., 5.00%, 12/1/22	2,001,677
3,385	New Jersey Economic Development Authority, (School Facilities Construction), 5.50%, 9/1/19	3,764,086
1,755	Newberry, SC, (Newberry County School District Project), 5.25%, 12/1/24	1,770,041

		$16,085,738

Other Revenue — 2.8%
$1,000	Arizona Health Facilities Authority, (Blood Systems, Inc.), 5.00%, 4/1/21	$1,008,870
4,430	Buckeye, OH, Tobacco Settlement Financing Authority, 5.125%, 6/1/24	3,423,858
1,220	Central Falls, RI, Detention Facility Revenue, 7.25%, 7/15/35	1,008,001
200	Mohegan Tribe, CT, Gaming Authority, 5.375%, 1/1/11(3)	200,000
4,500	Non-Profit Preferred Funding Trust, Various States, 4.47%, 9/15/37(3)	3,481,380
4,220	Northern Tobacco Securitization Corp., AK, 4.625%, 6/1/23	3,858,684
150	Otero County, NM, Jail Project Revenue, 5.50%, 4/1/13	146,823
700	Otero County, NM, Jail Project Revenue, 5.75%, 4/1/18	637,091
300	Riversouth Authority, OH, (Lazarus Building Redevelopment), 5.75%, 12/1/27	265,986
5,250	Seminole Tribe, FL, 5.75%, 10/1/22(3)	5,126,940
500	White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/11(3)	486,380

		$19,644,013

Pooled Loans — 0.6%
$220	Cuyahoga County, OH, Port Authority, (Garfield Heights), 5.25%, 5/15/23	$169,616
1,120	Idaho Board Bank Authority, 5.00%, 9/15/21	1,237,006
1,595	Ohio Economic Development, (Ohio Enterprise Bond Fund), (AMT), 4.60%, 6/1/20	1,631,143
1,040	Ohio Economic Development, (Ohio Enterprise Bond Fund), (AMT), 5.25%, 12/1/15	1,094,402
315	Summit County, OH, Port Authority, (Twinsburg Township), 5.125%, 5/15/25	266,418

		$4,398,585

Senior Living/Life Care — 0.9%
$1,105	Arizona Health Facilities Authority, (Care Institute, Inc. - Mesa), 7.625%, 1/1/49	$1,093,287
1,520	California Statewide Communities Development Authority, (Senior Living-Presbyterian Homes), 4.50%, 11/15/16	1,530,062
200	Maryland Health and Higher Educational Facilities Authority, (Edenwald), 4.85%, 1/1/13	199,624
1,515	Maryland Health and Higher Educational Facilities Authority, (King Farm Presbyterian Community), 5.00%, 1/1/17	1,446,204
560	Massachusetts Development Finance Agency, (Volunteers of America), 5.00%, 11/1/17	514,769
750	New Jersey Economic Development Authority, (Seabrook Village, Inc.), 5.00%, 11/15/12	747,307
495	North Miami, FL, Health Care Facilities Authority, (Imperial Club), 6.125%, 1/1/42(5)	275,666
460	St. Joseph County, IN, Holy Cross Village, 5.55%, 5/15/19	435,404

		$6,242,323

Solid Waste — 1.1%
$315	Los Angeles, CA, 5.00%, 2/1/20	$349,505
4,000	Massachusetts Industrial Finance Agency, (Ogden Haverhill), (AMT), 5.50%, 12/1/13	4,006,680

Principal
Amount
(000’s omitted)	Security	Value
$350	Napa-Vallejo, CA, Waste Management Authority, (Solid Waste Transfer Facilities), (AMT), 5.10%, 2/15/14	$350,343
3,000	Niagara County, NY, Industrial Development Agency, (American Ref-Fuel Co., LLC), (AMT), 5.55% to 11/15/13 (Put Date), 11/15/24	3,048,600

		$7,755,128

Special Tax Revenue — 1.5%
$810	Arbor Greene, FL, Community Development District, 5.00%, 5/1/19	$793,743
912	Bridgeville, DE, (Heritage Shores Special Development District), 5.125%, 7/1/35	603,443
500	California Economic Recovery, 5.00%, 7/1/18	554,525
230	Covington Park, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/21	227,426
2,000	Detroit, MI, Downtown Development Authority Tax Increment, 0.00%, 7/1/21	1,078,400
560	Dupree Lakes, FL, Community Development District, 5.00%, 5/1/12	522,312
575	Dupree Lakes, FL, Community Development District, 6.83%, 11/1/15	553,368
200	Fish Hawk, FL, Community Development District II, 7.04%, 11/1/14	195,022
2,000	Mahoning County, OH, (Sales Tax), 5.60%, 12/1/11	2,054,840
1,000	Massachusetts Bay Transportation Authority, 5.25%, 7/1/26	1,110,880
40	Moreno Valley, CA, Unified School District, (Community District No. 2003-2), 5.20%, 9/1/17	40,098
80	Moreno Valley, CA, Unified School District, (Community District No. 2003-2), 5.25%, 9/1/18	80,062
155	New River, FL, Community Development District, (Capital Improvements), Series 2010A-1, 5.75% (0.00% to 11/1/12), 5/1/38	91,245
395	New River, FL, Community Development District, (Capital Improvements), Series 2010A-2, 5.75% (0.00% to 11/1/14), 5/1/38	144,657
240	New River, FL, Community Development District, (Capital Improvements), Series 2010B-1, 5.00% (0.00% to 11/1/12), 5/1/15	191,804
310	New River, FL, Community Development District, (Capital Improvements), Series 2010B-2, 5.00% (0.00% to 11/1/13), 5/1/18	118,817
280	New River, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/13(1)	0
830	North Springs, FL, Improvement District, (Heron Bay North Assessment Area), 5.00%, 5/1/14	749,540
1,265	Poinciana West, FL, West Community Development District, 5.875%, 5/1/22	1,141,473
275	Sterling Hill, FL, Community Development District, (Capital Improvements), 5.10%, 5/1/11(1)	79,475
315	Sterling Hill, FL, Community Development District, (Capital Improvements), 5.50%, 11/1/10(1)	220,311
200	Torrance, CA, Redevelopment Agency, 5.50%, 9/1/12	200,342

		$10,751,783

Transportation — 9.0%
$500	Bay Area Toll Authority, Toll Bridge Revenue, CA, (San Francisco Bay Area), 5.00%, 4/1/22	$530,120
3,000	Georgia State Road and Tollway Authority, (Federal Highway Grant Anticipation Revenue Bonds), 5.00%, 6/1/21	3,308,520
3,650	Hawaii Airports System, 5.25%, 7/1/28	3,677,156
500	Long Beach, CA, Harbor Revenue, 5.00%, 5/15/23	530,425
2,500	Louisiana Offshore Terminal Authority, Deepwater Port Revenue, (Loop, LLC), 5.25%, 9/1/15	2,636,125
10,000	Maryland Transportation Authority, 5.00%, 3/1/18	11,425,700
5,000	Metropolitan Washington, DC Airport Authority System, 5.00%, 10/1/22	5,254,450
5,000	Metropolitan Washington, DC Airport Authority System, (AMT), 5.50%, 10/1/19	5,488,250
7,500	Metropolitan Washington, DC Area Transit Authority, (Gross Revenue), 5.25%, 7/1/21	8,277,900
5,000	New Jersey Transportation Trust Fund Authority, 5.25%, 12/15/21	5,336,600
5,000	North Texas Tollway Authority, (Dallas North Tollway System Revenue), 6.00%, 1/1/23	5,346,750
1,000	Port Authority of New York and New Jersey, 5.375%, 3/1/28	1,073,710
10,000	Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23	10,184,000
290	Port of Redwood City, CA, (AMT), 5.40%, 6/1/19	290,841

		$63,360,547

Water and Sewer — 7.1%
$7,500	DeKalb County, GA, Water and Sewer, 5.25%, 10/1/26	$8,340,525
5,000	Fairfax County, VA, Water Authority, 5.00%, 4/1/18(6)	5,719,850
440	Gilroy, CA, Water and Sewer Revenue, 5.00%, 8/1/22	481,738
9,215	Kansas Development Finance Authority, (Revolving Funds-Department of Health and Environment), 5.00%, 3/1/22	10,271,408
3,000	Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/25	3,251,100
500	Metropolitan Water District of Southern California, 5.00%, 7/1/31	502,925

Principal
Amount
(000’s omitted)	Security	Value
$2,000	Minnesota Public Facilities Authority, Revolving Fund Revenue, 5.00%, 3/1/22	$2,250,960
70	Ohio Water Development Authority, (Drinking Water), 5.50%, 12/1/14	75,942
280	Ohio Water Development Authority, Water Pollution Control, (Fresh Water Quality), 5.25%, 6/1/20	325,380
1,850	Rhode Island Clean Water Finance Agency, Water Pollution Control, 4.00%, 10/1/20	1,956,671
10,000	Virginia State Resources Authority, Clean Water Revenue, (Revolving Fund), 5.00%, 10/1/19	11,211,500
5,000	Virginia State Resources Authority, Clean Water Revenue, (Revolving Fund), 5.50%, 10/1/19	5,954,200

		$50,342,199

Total Tax-Exempt Investments — 99.6% (identified cost $692,023,680)		$702,146,193

Other Assets, Less Liabilities — 0.4%		$2,603,045

Net Assets — 100.0%		$704,749,238

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

MFMR	-	Multi-Family Mortgage Revenue

NPFG	-	National Public Finance Guaranty Corp.

SUNY	-	State University of New York

XLCA	-	XL Capital Assurance, Inc.

At December 31, 2010, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is less than 10% individually.

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2010, 34.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.2% to 17.8% of total investments.

(1)		Defaulted bond.

(2)		Amount is less than 0.05%.

(3)		Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At December 31, 2010, the aggregate value of these securities is $9,999,507 or 1.4% of the Fund’s net assets.

(4)		Security represents the underlying municipal bond of an inverse floater.

(5)		Security is in default and making only partial interest payments.

(6)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

A summary of open financial instruments at December 31, 2010 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
3/11	185 U.S. 10-Year Treasury Note	Short	$(22,978,376)	$(22,280,937)	$697,439
3/11	329 U.S. 30-Year Treasury Bond	Short	(41,230,372)	(40,179,125)	1,051,247

					$1,748,686

At December 31, 2010, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $1,748,686.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$686,508,035

Gross unrealized appreciation	$24,403,565
Gross unrealized depreciation	(13,745,407)

Net unrealized appreciation	$10,658,158

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2010, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$702,146,193	$—	$702,146,193

Total Investments	$—	$702,146,193	$—	$702,146,193

Futures Contracts	$1,748,686	$—	$—	$1,748,686

Total	$1,748,686	$702,146,193	$—	$703,894,879

The Fund held no investments or other financial instruments as of March 31, 2010 whose fair value was determined using Level 3 inputs. At December 31, 2010, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Reorganization

As of the close of business on November 5, 2010, the Fund acquired the net assets of Eaton Vance California Limited Maturity Municipal Income Fund (California Limited Fund) pursuant to a plan of reorganization approved by the shareholders of California Limited Fund. The investment portfolio of California Limited Fund, with a fair value of $22,772,001 and identified cost of $21,460,937, was the principal asset acquired by the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the identified cost of the investments received from the California Limited Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The aggregate net assets of the Fund immediately before the acquisition were $720,762,615. The net assets of California Limited Fund at that date of $24,235,958 were combined with those of the Fund, resulting in combined net assets of $744,998,573.

Eaton Vance New Jersey Limited Maturity Municipal Income Fund	as of December 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 104.4%

Principal
Amount
(000’s omitted)	Security	Value
Education — 10.3%
$1,000	New Jersey Educational Facilities Authority, (Princeton Theological Seminary), 5.00%, 7/1/22	$1,120,770
1,850	New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/19	2,122,394
250	New Jersey Educational Facilities Authority, (University of Medicine and Dentistry of New Jersey), 7.125%, 12/1/23	281,927
1,000	Rutgers State University, Series F, 5.00%, 5/1/23	1,080,900

		$4,605,991

Electric Utilities — 1.0%
$420	New Jersey Economic Development Authority, Pollution Control Revenue, (PSEG Power), 5.00%, 3/1/12	$431,613

		$431,613

Escrowed/Prerefunded — 6.4%
$350	New Jersey Economic Development Authority, (Kapkowski Road Landfill), Prerefunded to 5/15/14, 6.375%, 4/1/18	$407,796
2,030	New Jersey Economic Development Authority, (Principal Custodial Receipts), Escrowed to Maturity, 0.00%, 12/15/12	1,990,557
425	New Jersey Health Care Facilities Financing Authority, (Capital Health System), Prerefunded to 7/1/13, 5.75%, 7/1/23	469,765

		$2,868,118

General Obligations — 7.2%
$450	Franklin Township School District, 4.00%, 8/15/22	$460,503
1,000	Franklin Township School District, 5.00%, 8/15/22	1,116,840
500	Monmouth County Improvement Authority, 5.00%, 12/1/21	552,985
1,000	Princeton Regional School District, 4.75%, 2/1/22	1,094,690

		$3,225,018

Hospital — 6.4%
$1,000	Camden County Improvement Authority, (Cooper Health System), 5.25%, 2/15/20	$995,640
265	New Jersey Health Care Facilities Financing Authority, (Atlantic City Medical Care Center), 6.00%, 7/1/12	274,837
500	New Jersey Health Care Facilities Financing Authority, (Hunterdon Medical Center), 5.25%, 7/1/25	494,505
1,000	New Jersey Health Care Facilities Financing Authority, (Virtua Health, Inc.), 5.25%, 7/1/17	1,087,020

		$2,852,002

Housing — 1.1%
$500	New Jersey Housing and Mortgage Finance Agency, SFMR, (AMT), 5.10%, 10/1/23	$495,340

		$495,340

Industrial Development Revenue — 2.2%
$350	New Jersey Economic Development Authority, (American Airlines, Inc.), (AMT), 7.10%, 11/1/31	$324,916
450	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.25%, 9/15/19	433,453
220	New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.10%, 6/1/23	218,990

		$977,359

Insured-Education — 5.4%
$545	New Jersey Educational Facilities Authority, (Montclair State University), (NPFG), 3.75%, 7/1/24	$498,283
1,000	New Jersey Educational Facilities Authority, (Ramapo College), (AMBAC), 4.50%, 7/1/21	1,011,240
900	New Jersey Educational Facilities Authority, (Ramapo College), (AMBAC), 4.60%, 7/1/14	911,520

		$2,421,043

1

Principal
Amount
(000’s omitted)	Security	Value
Insured-Electric Utilities — 3.7%
$560	Cape May County Industrial Pollution Control Financing Authority, (Atlantic City Electric Co.), (NPFG), 6.80%, 3/1/21	$665,123
1,000	Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	1,000,000

		$1,665,123

Insured-Escrowed/Prerefunded — 3.1%
$1,300	New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), (AMBAC), Escrowed to Maturity, 6.00%, 7/1/12	$1,399,268

		$1,399,268

Insured-General Obligations — 14.2%
$330	Clearview Regional High School District, (FGIC), (NPFG), 5.375%, 8/1/15	$362,208
250	Freehold Regional High School District, (FGIC), (NPFG), 5.00%, 3/1/18	286,125
470	Hillsborough Township School District, (AGM), 5.375%, 10/1/18	558,708
1,000	Jackson Township School District, (Baptist Healthcare Systems), (NPFG), 5.25%, 6/15/23	1,125,960
725	Monroe Township Board of Education, (FGIC), (NPFG), 5.20%, 8/1/11	744,524
825	Monroe Township Board of Education, (FGIC), (NPFG), 5.20%, 8/1/14	919,199
500	New Jersey, (AGM), 5.00%, 1/15/22	531,145
500	New Jersey, (AGM), 5.00%, 1/15/23	526,240
1,120	New Jersey, (AMBAC), 5.25%, 7/15/19	1,277,595

		$6,331,704

Insured-Lease Revenue/Certificates of Participation — 3.9%
$1,000	Hudson County, (NPFG), 6.25%, 6/1/15	$1,138,130
500	Puerto Rico Public Finance Corp., (AMBAC), 5.375%, 6/1/17	586,565

		$1,724,695

Insured-Transportation — 2.5%
$1,000	New Jersey Transportation Trust Fund Authority, (NPFG), 5.50%, 12/15/17	$1,130,680

		$1,130,680

Insured-Water and Sewer — 10.4%
$1,135	Bayonne Municipal Utilities Authority, (XLCA), 5.25%, 4/1/19	$1,156,906
1,000	North Hudson Sewer Authority, (NPFG), 5.125%, 8/1/22	1,005,950
1,020	Passaic Valley Water Commission, (AGM), 5.00%, 12/15/17	1,145,429
565	Pennsville Sewer Authority, (NPFG), 0.00%, 11/1/16	470,108
565	Pennsville Sewer Authority, (NPFG), 0.00%, 11/1/17	445,169
565	Pennsville Sewer Authority, (NPFG), 0.00%, 11/1/18	417,846

		$4,641,408

Lease Revenue/Certificates of Participation — 5.3%
$1,100	Bergen County Improvement Authority, (County Administration Complex), 5.00%, 11/15/24	$1,242,021
1,000	New Jersey Economic Development Authority, (School Facilities Construction), 5.50%, 9/1/19	1,111,990

		$2,354,011

Nursing Home — 1.1%
$500	New Jersey Economic Development Authority, (Masonic Charity Foundation), 4.80%, 6/1/11	$505,720

		$505,720

Pooled Loans — 7.4%
$2,000	New Jersey Economic Environmental Infrastructure Trust, 5.00%, 9/1/20	$2,289,700
1,000	New Jersey Higher Education Assistance Authority, 5.25%, 6/1/21	1,035,510

		$3,325,210

Senior Living/Life Care — 2.1%
$520	New Jersey Economic Development Authority, (Cranes Mill Project), 5.50%, 7/1/18	$522,538
400	New Jersey Economic Development Authority, (Seabrook Village, Inc.), 5.00%, 11/15/12	398,564

		$921,102

2

Principal
Amount
(000’s omitted)	Security	Value
Special Tax Revenue — 0.8%
$180	New Jersey Economic Development Authority, (Newark Downtown Distribution Management Corp.), 4.625%, 6/15/12	$184,178
190	New Jersey Economic Development Authority, (Newark Downtown Distribution Management Corp.), 4.625%, 6/15/13	195,462

		$379,640

Transportation — 9.9%
$1,500	New Jersey State Turnpike Authority, 5.00%, 1/1/20	$1,632,885
1,000	New Jersey Transportation Trust Fund Authority, 5.25%, 12/15/21	1,067,320
1,000	Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23	1,018,400
700	Port Authority of New York and New Jersey, (AMT), 5.50%, 7/15/12	702,422

		$4,421,027

Total Tax-Exempt Investments — 104.4% (identified cost $44,990,497)		$46,676,072

Other Assets, Less Liabilities — (4.4)%		$(1,949,421)

Net Assets — 100.0%		$44,726,651

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

SFMR	-	Single Family Mortgage Revenue

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2010, 41.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.5% to 21.9% of total investments.

The Fund did not have any open financial instruments at December 31, 2010.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$44,930,157

Gross unrealized appreciation	$1,921,537
Gross unrealized depreciation	(175,622)

Net unrealized appreciation	$1,745,915

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3

At December 31, 2010, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$46,676,072	$—	$46,676,072

Total Investments	$—	$46,676,072	$—	$46,676,072

The Fund held no investments or other financial instruments as of March 31, 2010 whose fair value was determined using Level 3 inputs. At December 31, 2010, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance New York Limited Maturity Municipal Income Fund	as of December 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 96.6%

Principal
Amount
(000’s omitted)	Security	Value
Cogeneration — 2.8%
$2,000	Babylon Industrial Development Agency, (Covanta Energy Corp.), 5.00%, 1/1/19	$2,138,600
600	Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	529,962

		$2,668,562

Education — 6.6%
$1,500	New York Dormitory Authority, (Cornell University), 5.00%, 7/1/23	$1,641,165
455	New York Dormitory Authority, (Hamilton College), 5.00%, 7/1/21	516,466
1,000	New York Dormitory Authority, (St. Lawrence University), 5.00%, 7/1/14	1,083,840
1,500	New York Dormitory Authority, (State University Educational Facilities), 5.00%, 7/1/20	1,629,255
600	New York Dormitory Authority, (State University Educational Facilities), 5.25%, 5/15/15	671,934
625	Troy Industrial Development Authority, (Rensselaer Polytechnic Institute), 5.50%, 9/1/15	666,369

		$6,209,029

Escrowed/Prerefunded — 4.3%
$500	New York City Transitional Finance Authority, (Future Tax), Prerefunded to 2/15/12, 5.375%, 2/15/14	$526,570
1,000	New York Dormitory Authority, (Child Care Facility), Prerefunded to 4/1/12, 5.375%, 4/1/14	1,058,910
1,170	Triborough Bridge and Tunnel Authority, Escrowed to Maturity, 5.00%, 1/1/20	1,321,164
1,000	Triborough Bridge and Tunnel Authority, Prerefunded to 1/1/16, 5.375%, 1/1/19	1,168,910

		$4,075,554

General Obligations — 1.9%
$1,750	Three Village Central School District (Brookhaven & Smithtown), 4.00%, 5/1/22	$1,788,413

		$1,788,413

Health Care-Miscellaneous — 0.1%
$100	Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), 7.50%, 9/1/15	$101,174

		$101,174

Hospital — 8.6%
$305	Chautauqua County Industrial Development Agency, (Women’s Christian Association), 6.35%, 11/15/17	$294,377
290	Nassau County Industrial Development Agency, (North Shore Health System), 5.875%, 11/1/11	297,117
2,000	New York Dormitory Authority, (Interfaith Medical Center), 5.00%, 2/15/21	2,133,800
1,000	New York Dormitory Authority, (Lenox Hill Hospital), 5.75%, 7/1/13	1,013,740
200	New York Dormitory Authority, (Lenox Hill Hospital), 5.75%, 7/1/15	202,574
500	New York Dormitory Authority, (Lenox Hill Hospital), 5.75%, 7/1/17	505,140
380	New York Dormitory Authority, (NYU Hospital Center), 5.25%, 7/1/24	381,869
1,000	New York Health and Hospital Corp., 5.50%, 2/15/19	1,107,130
1,325	Saratoga County Industrial Development Agency, (Saratoga Hospital Project), 5.00%, 12/1/17	1,392,880
750	Suffolk County Industrial Development Agency, (Huntington Hospital), 6.00%, 11/1/22	761,385

		$8,090,012

Housing — 1.9%
$1,000	New York Housing Finance Agency, (Affordable Housing), (AMT), 5.05%, 11/1/22	$1,009,130
795	New York Mortgage Agency, (AMT), 4.95%, 10/1/21	800,295

		$1,809,425

Industrial Development Revenue — 6.4%
$1,250	New York City Industrial Development Agency, (Terminal One Group), (AMT), 5.50%, 1/1/14	$1,332,362
1,000	New York Environmental Facilities Corp., Solid Waste Disposal, (Waste Management Project), (AMT), 4.55%, 5/1/12	1,021,010
1,500	New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	1,504,050
1,200	Puerto Rico Port Authority, (American Airlines, Inc.), (AMT), 6.25%, 6/1/26	1,039,572

1

Principal
Amount
(000’s omitted)	Security	Value
$1,250	Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	$1,092,188

		$5,989,182

Insured-Education — 11.5%
$1,000	New York Dormitory Authority, (Canisius College), (NPFG), 5.00%, 7/1/16	$1,036,430
1,000	New York Dormitory Authority, (City University), (AMBAC), 5.625%, 7/1/16	1,096,260
1,420	New York Dormitory Authority, (Educational Housing Services), (AMBAC), 5.25%, 7/1/20	1,481,500
1,000	New York Dormitory Authority, (New York University), (AMBAC), 5.50%, 7/1/19	1,154,300
1,085	New York Dormitory Authority, (Rochester Institute of Technology), (AMBAC), 5.25%, 7/1/21	1,177,095
1,455	New York Dormitory Authority, (St. John’s University), (NPFG), 5.25%, 7/1/21	1,584,931
1,000	New York Dormitory Authority, (State University Educational Facilities), (AGM), 5.75%, 5/15/17	1,182,430
1,000	New York Dormitory Authority, (Student Housing), (FGIC), (NPFG), 5.25%, 7/1/15	1,085,840
1,000	New York Dormitory Authority, (University Educational Facilities), (FGIC), (NPFG), 5.25%, 5/15/13	1,056,720

		$10,855,506

Insured-Electric Utilities — 6.2%
$500	Long Island Power Authority, Electric Systems Revenue, (AGM), 0.00%, 6/1/15	$455,535
2,500	Long Island Power Authority, Electric Systems Revenue, (FGIC), (NPFG), 5.00%, 12/1/22	2,597,900
1,250	Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/17	1,378,025
1,250	Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/18	1,375,300

		$5,806,760

Insured-Escrowed/Prerefunded — 1.9%
$1,000	New York Dormitory Authority, (Municipal Health Facilities), (AGM), Prerefunded to 7/15/11, 5.50%, 1/15/13	$1,028,040
500	New York Dormitory Authority, (New York and Presbyterian Hospital), (AMBAC), Escrowed to Maturity, 5.50%, 8/1/11	513,950
250	Niagara County Industrial Development Agency, (Niagara University), (AMBAC), Escrowed to Maturity, 5.25%, 10/1/18	298,447

		$1,840,437

Insured-General Obligations — 3.7%
$500	Clarence Central School District, (AGM), 5.00%, 5/15/17	$525,615
1,000	Monroe County, (Public Improvements), (NPFG), 6.00%, 3/1/19	1,165,150
1,660	Puerto Rico, (FGIC), 5.50%, 7/1/17	1,758,023

		$3,448,788

Insured-Hospital — 2.0%
$1,600	New York Dormitory Authority, (Memorial Sloan Kettering Cancer Center), (NPFG), 5.50%, 7/1/17	$1,842,384

		$1,842,384

Insured-Lease Revenue/Certificates of Participation — 1.2%
$1,000	New York Dormitory Authority, (Master BOCES Program-Oneida Herkimer Madison BOCES), (AGM), 5.25%, 8/15/20	$1,090,500

		$1,090,500

Insured-Special Tax Revenue — 6.5%
$2,250	New York Local Government Assistance Corp., (NPFG), 0.00%, 4/1/13	$2,193,682
2,000	New York Urban Development Corp., (Personal Income Tax), (AMBAC), 5.50%, 3/15/19	2,342,000
1,500	Puerto Rico Infrastructure Financing Authority, (FGIC), 5.50%, 7/1/19	1,547,235

		$6,082,917

Insured-Transportation — 8.6%
$1,000	Metropolitan Transportation Authority, (AMBAC), 5.50%, 11/15/18	$1,116,270
1,000	Metropolitan Transportation Authority, (NPFG), 5.50%, 11/15/13	1,096,520
1,000	Monroe County Airport Authority, (NPFG), (AMT), 5.875%, 1/1/17	1,090,240
2,235	New York Thruway Authority, (AMBAC), 5.50%, 4/1/20	2,572,150
1,920	Triborough Bridge and Tunnel Authority, (NPFG), 5.50%, 11/15/18	2,251,046

		$8,126,226

2

Principal
Amount
(000’s omitted)	Security	Value
Lease Revenue/Certificates of Participation — 0.6%
$500	New York Urban Development Corp., 5.00%, 1/1/18	$559,700

		$559,700

Other Revenue — 5.5%
$750	Albany Industrial Development Agency, (Charitable Leadership), 6.00%, 7/1/19	$633,293
750	Brooklyn Arena Local Development Corp., (Brooklyn Center Project), 5.75%, 7/15/16	808,822
1,000	New York City Transitional Finance Authority, 5.25%, 1/15/27	1,039,500
540	New York City Transitional Finance Authority, 6.00%, 7/15/33	585,722
2,030	New York City Trust for Cultural Resources, (Museum of Modern Art), 5.00%, 4/1/26	2,097,660

		$5,164,997

Senior Living/Life Care — 0.3%
$350	Mt. Vernon Industrial Development Agency, (Wartburg Senior Housing, Inc.), 6.15%, 6/1/19	$334,712

		$334,712

Special Tax Revenue — 7.1%
$1,140	34th Street Partnership, Inc., 5.00%, 1/1/17	$1,216,460
1,900	New York City Transitional Finance Authority, (Future Tax), 5.00%, 5/1/24	2,025,799
3,000	New York Local Government Assistance Corp., 5.25%, 4/1/16	3,410,850

		$6,653,109

Transportation — 2.2%
$1,000	Metropolitan Transportation Authority, 5.00%, 11/15/21	$1,046,060
1,000	Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23	1,018,400

		$2,064,460

Water and Sewer — 6.7%
$1,000	Erie County Water Authority, 5.00%, 12/1/18	$1,143,770
350	Monroe County Water Authority, 5.00%, 8/1/19	397,512
2,430	New York City Municipal Water Finance Authority, 5.00%, 6/15/21	2,635,627
515	New York Environmental Facilities Corp., Clean Water and Drinking Water, (Municipal Water Finance), 5.00%, 6/15/18(1)	557,148
1,000	New York Environmental Facilities Corp., Clean Water and Drinking Water, (Municipal Water Finance), 5.00%, 6/15/20	1,080,080
500	New York Environmental Facilities Corp., Clean Water and Drinking Water, (Municipal Water Finance), 5.25%, 6/15/14(1)	530,950

		$6,345,087

Total Tax-Exempt Investments — 96.6% (identified cost $88,042,295)		$90,946,934

Other Assets, Less Liabilities — 3.4%		$3,179,666

Net Assets — 100.0%		$94,126,600

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2010, 43.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.0% to 18.7% of total investments.

(1)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

3

A summary of open financial instruments at December 31, 2010 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
3/11	47 U.S. 10-Year Treasury Note	Short	$(5,837,750)	$(5,660,563)	$177,187
3/11	58 U.S. 30-Year Treasury Bond	Short	(7,269,697)	(7,083,250)	186,447

					$363,634

At December 31, 2010, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $363,634.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$87,989,499

Gross unrealized appreciation	$3,935,161
Gross unrealized depreciation	(977,726)

Net unrealized appreciation	$2,957,435

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2010, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$90,946,934	$—	$90,946,934

Total Investments	$—	$90,946,934	$—	$90,946,934

Futures Contracts	$363,634	$—	$—	$363,634

Total	$363,634	$90,946,934	$—	$91,310,568

The Fund held no investments or other financial instruments as of March 31, 2010 whose fair value was determined using Level 3 inputs. At December 31, 2010, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance Pennsylvania Limited Maturity Municipal Income Fund	as of December 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 101.5%

Principal
Amount
(000’s omitted)	Security	Value
Cogeneration — 0.4%
$250	Pennsylvania Economic Development Financing Authority, (Resource Recovery-Colver), (AMT), 5.125%, 12/1/15	$233,165

		$233,165

Education — 10.2%
$1,150	Pennsylvania Higher Educational Facilities Authority, (Carnegie Mellon University), 5.00%, 8/1/19	$1,297,947
1,040	Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), 5.00%, 7/15/21	1,110,190
1,000	Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), 5.00%, 9/1/27	1,049,580
1,000	Pennsylvania State University, 5.00%, 3/1/24	1,076,970
750	University of Pittsburgh, 5.50%, 9/15/23	829,643
1,000	Washington County Industrial Development Authority, (Washington & Jefferson College), 5.00%, 11/1/23	1,019,510

		$6,383,840

Electric Utilities — 3.6%
$750	Pennsylvania Economic Development Financing Authority, (Exelon Generation Company, LLC), 5.00%, to 6/1/12 (Put Date), 12/1/42	$783,202
1,000	Puerto Rico Electric Power Authority, 5.00%, 7/1/17	1,080,860
400	York County Industrial Development Authority, Pollution Control Revenue, (Public Service Enterprise Group, Inc.), 5.50%, 9/1/20	405,760

		$2,269,822

General Obligations — 8.7%
$500	Bucks County, 5.125%, 5/1/21	$560,020
1,530	Chester County, 5.00%, 7/15/28	1,608,627
1,000	Daniel Boone Area School District, 5.00%, 8/15/19	1,111,210
400	Montgomery County, 4.375%, 12/1/31(1)	385,632
1,780	Mount Lebanon School District, 5.00%, 2/15/28	1,823,467

		$5,488,956

Hospital — 9.0%
$500	Allegheny County Hospital Development Authority, (University of Pittsburgh Medical Center), 5.00%, 6/15/18	$546,775
500	Allegheny County Hospital Development Authority, (University of Pittsburgh Medical Center), 5.00%, 9/1/18	543,715
500	Dauphin County General Authority Health System, (Pinnacle Health System), 5.75%, 6/1/20	534,335
635	Lancaster County Hospital Authority, (Lancaster General Hospital), 5.00%, 3/15/22	654,412
200	Lebanon County Health Facility Authority, (Good Samaritan Hospital), 5.50%, 11/15/18	195,250
750	Lycoming County Authority, (Susquehanna Health System), 5.10%, 7/1/20	771,352
1,000	Monroe County Hospital Authority, (Pocono Medical Center), 5.00%, 1/1/17	1,044,740
500	Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 6.25%, 1/15/18	506,155
800	Washington County Hospital Authority, (Monongahela Vineyard Hospital), 5.00%, 6/1/12	829,696

		$5,626,430

Housing — 2.9%
$1,335	Allegheny County Residential Finance Authority, SFMR, (AMT), 4.80%, 11/1/22	$1,336,789
500	Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.75%, 10/1/25	475,995

		$1,812,784

Industrial Development Revenue — 2.0%
$500	Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc.), (AMT), 6.75%, 10/1/18	$578,970
750	Puerto Rico Port Authority, (American Airlines, Inc.), (AMT), 6.25%, 6/1/26	649,733

		$1,228,703

1

Principal
Amount
(000’s omitted)	Security	Value
Insured-Cogeneration — 1.9%
$1,300	Pennsylvania Economic Development Financing Authority, (Resource Recovery-Colver), (AMBAC), (AMT), 4.625%, 12/1/18	$1,175,928

		$1,175,928

Insured-Education — 7.2%
$2,000	Delaware County, (Villanova University), (AMBAC), 5.00%, 8/1/20	$2,116,460
1,100	Lycoming County College Authority, (Pennsylvania College of Technology), (AMBAC), 5.125%, 5/1/22	1,100,022
500	Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), (AMBAC), 5.25%, 9/1/19	543,080
750	Pennsylvania Higher Educational Facilities Authority, (University of the Sciences in Philadelphia), (AGC), 5.00%, 11/1/24	775,230

		$4,534,792

Insured-Escrowed/Prerefunded — 13.5%
$1,000	Council Rock School District, (NPFG), Prerefunded to 11/15/11, 5.00%, 11/15/19	$1,040,770
500	Pennsylvania Public School Building Authority, (Garnet Valley School District), (AMBAC), Prerefunded to 2/1/11, 5.50%, 2/1/20	502,065
1,000	Philadelphia Gas Works Revenue, (AGM), Prerefunded to 8/1/13, 5.25%, 8/1/17	1,106,700
1,000	Pittsburgh, (AMBAC), Prerefunded to 3/1/12, 5.25%, 9/1/22	1,054,150
1,000	Spring-Ford Area School District, (AGM), Prerefunded to 9/1/11, 5.00%, 9/1/19	1,031,260
5,000	Westmoreland Municipal Authority, (FGIC), Escrowed to Maturity, 0.00%, 8/15/19	3,740,650

		$8,475,595

Insured-General Obligations — 24.3%
$1,250	Bethlehem Area School District, (AGM), 5.25%, 1/15/25	$1,282,538
1,020	Cornwall Lebanon School District, (AGM), 0.00%, 3/15/16	884,411
1,250	Cranberry Township, (FGIC), (NPFG), 5.00%, 12/1/20	1,294,587
1,000	East Stroudsburg Area School District, (AGM), 5.00%, 9/1/21	1,074,610
1,635	Harrisburg, (AMBAC), 0.00%, 9/15/12	1,379,842
1,355	McKeesport, (FGIC), (NPFG), 0.00%, 10/1/11	1,340,867
1,000	Palmyra Area School District, (FGIC), (NPFG), 5.00%, 5/1/17	1,042,490
1,000	Pennsylvania, (NPFG), 5.375%, 7/1/19	1,181,220
1,000	Philadelphia School District, (AGM), 5.50%, 6/1/21	1,098,900
1,000	Pittsburgh School District, (AGM), 5.00%, 9/1/22	1,058,320
1,000	Reading School District, (FGIC), (NPFG), 0.00%, 1/15/12	986,490
1,250	Red Lion Area School District, (AGM), 5.00%, 5/1/23	1,333,775
1,250	Sto-Rox School District, (FGIC), (NPFG), 5.125%, 12/15/22	1,288,063

		$15,246,113

Insured-Hospital — 1.3%
$250	Allegheny County Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$280,085
500	Washington County Hospital Authority, (Washington Hospital), (AMBAC), 5.375%, 7/1/14	526,505

		$806,590

Insured-Other Revenue — 3.6%
$750	Delaware Valley Regional Financial Authority, (AMBAC), 5.50%, 8/1/18	$818,482
1,500	Philadelphia Authority for Industrial Development Revenue, (FGIC), (NPFG), 5.00%, 12/1/22	1,456,815

		$2,275,297

Insured-Transportation — 2.7%
$590	Allegheny County Airport, (NPFG), (AMT), 5.75%, 1/1/12	$608,497
1,000	Pennsylvania Turnpike Commission, Registration Fee Revenue, (AGM), 5.25%, 7/15/22	1,108,070

		$1,716,567

Insured-Water and Sewer — 5.7%
$500	Allegheny County Sanitation Authority, (AGM), 5.00%, 6/1/24	$512,560
500	Allegheny County Sanitation Authority, (BHAC), (NPFG), 5.00%, 12/1/22	523,010

2

Principal
Amount
(000’s omitted)	Security	Value
$250	Allegheny County Sanitation Authority, (NPFG), 5.00%, 12/1/19	$255,172
2,000	Altoona City Authority, Water Revenue, (AGM), 5.25%, 11/1/19	2,283,460

		$3,574,202

Senior Living/Life Care — 0.6%
$390	Cliff House Trust, (AMT), 6.625%, 6/1/27	$205,405
185	Lancaster County Hospital Authority, (Health Center-Willow Valley Retirement), 5.55%, 6/1/15	189,235

		$394,640

Special Tax Revenue — 1.3%
$750	Pennsylvania Intergovernmental Cooperative Authority, (Philadelphia Funding Program), 5.00%, 6/15/23	$795,608

		$795,608

Transportation — 2.6%
$1,105	Delaware River Port Authority, 5.00%, 1/1/27	$1,121,807
500	Pennsylvania Turnpike Commission, 5.00%, 12/1/22	518,400

		$1,640,207

Total Tax-Exempt Investments — 101.5% (identified cost $62,418,154)		$63,679,239

Other Assets, Less Liabilities — (1.5)%		$(948,790)

Net Assets — 100.0%		$62,730,449

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

SFMR	-	Single Family Mortgage Revenue

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2010, 59.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.8% to 20.1% of total investments.

(1)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

A summary of open financial instruments at December 31, 2010 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
3/11	30 U.S. 30-Year Treasury Bond	Short	$(3,820,676)	$(3,663,750)	$156,926

At December 31, 2010, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $156,926.

3

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$62,355,455

Gross unrealized appreciation	$2,368,199
Gross unrealized depreciation	(1,044,415)

Net unrealized appreciation	$1,323,784

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2010, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$63,679,239	$—	$63,679,239

Total Investments	$—	$63,679,239	$—	$63,679,239

Futures Contracts	$156,926	$—	$—	$156,926

Total	$156,926	$63,679,239	$—	$63,836,165

The Fund held no investments or other financial instruments as of March 31, 2010 whose fair value was determined using Level 3 inputs. At December 31, 2010, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Investment Trust

By:	/s/ Cynthia J. Clemson

Cynthia J. Clemson
President

Date:	February 23, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson

Cynthia J. Clemson
President

Date:	February 23, 2011

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	February 23, 2011